Property, Plant and Equipment - Carrying Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 123,688	$ 268,107	$ 294,324
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	292,447	559,773
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(168,759)	(291,666)
Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	110,294	240,814	263,590
Owned assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	250,471	506,012
Owned assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(140,177)	(265,198)
Owned assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,052	43,937	43,914
Owned assets | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,052	43,937
Owned assets | Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Owned assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	61,240	131,343	143,867
Owned assets | Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	110,125	242,939
Owned assets | Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(48,885)	(111,596)
Owned assets | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,950	27,153	25,685
Owned assets | Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,464	27,153
Owned assets | Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(514)	0
Owned assets | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,000	1,196	1,198
Owned assets | Computer software & equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,351	31,963
Owned assets | Computer software & equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(20,351)	(30,767)
Owned assets | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,269	995	1,456
Owned assets | Furniture & fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,024	7,614
Owned assets | Furniture & fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,755)	(6,619)
Owned assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,783	36,190	47,470
Owned assets | Production & other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	82,455	152,406
Owned assets | Production & other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(64,672)	(116,216)
Right-of-use leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,394	27,293	30,734
Right-of-use leased assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,976	53,761
Right-of-use leased assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(28,582)	(26,468)
Right-of-use leased assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	11,629	12,289
Right-of-use leased assets | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,990	13,494
Right-of-use leased assets | Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,990)	(1,865)
Right-of-use leased assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,192	15,388	18,100
Right-of-use leased assets | Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35,487	34,801
Right-of-use leased assets | Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(22,295)	(19,413)
Right-of-use leased assets | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	202	276	$ 345
Right-of-use leased assets | Production & other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,499	5,466
Right-of-use leased assets | Production & other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (4,297)	$ (5,190)